Taxes (Details 3) - Continuing operations [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Applicable tax rate	11.70%	14.30%	14.30%
Effect of disallowed expenditures	4.80%	1.70%	3.10%
Effect of utilization of tax losses brought forward from prior periods	(0.10%)	(0.10%)	(0.10%)
Effect of income taxed at reduced rates	(0.70%)	(0.40%)	(0.20%)
Tax rate effect of revenues exempt from taxation	0.00%	(3.70%)	0.00%
Effect of tax credits and allowances	(2.30%)	(2.30%)	(2.10%)
Effect of release of contingent consideration liability	(0.50%)	(0.20%)	(1.30%)
Effect of tax rate change on current and deferred tax assets and liabilities	(1.40%)	(0.10%)	4.80%
Effect of write down and reversal of write down of investments in subsidiaries	(0.60%)	0.00%	(1.10%)
Effect of write-off of deferred tax assets	4.00%	0.20%	0.00%
Effect of tax benefits expiring in 2017	0.00%	0.00%	(0.90%)
Effect of prior year items	2.20%	(0.50%)	1.20%
Effect of other items	3.00%	0.30%	(0.10%)
Effective tax rate	20.10%	9.20%	17.60%
Effective income tax rate reconciliation other adjustments	0.40%
Effective income tax rate reconciliation change in enacted tax rate	2.60%
Effect of income not subject to tax on divestment gain		(3.70%)
Effect of US tax reform legislation			4.80%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 11	$ 19	$ 7